SEGMENT INFORMATION - Summarized Financial Information of Net Revenue by Geographical Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Segment Reporting Information [Line Items]
Net revenue	$ 226,256	$ 338,453
United States
Segment Reporting Information [Line Items]
Net revenue	60,743	79,889
Mainland China
Segment Reporting Information [Line Items]
Net revenue	71,307	126,611
Other
Segment Reporting Information [Line Items]
Net revenue	$ 94,206	$ 131,953